State Street SPDR Portfolio Intermediate Term Corporate Bond ETF Annual Fund Operating Expenses - State Street SPDR Portfolio Intermediate Term Corporate Bond ETF - State Street SPDR Portfolio Intermediate Term Corporate Bond ETF
Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.04%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.04%